Related Party Transactions - Compensation to Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 16	$ 15
Share-based compensation	26	31
Post-employment benefits	2	3
Termination benefits	0	12
Total	$ 44	$ 61